UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22734

Western Asset Middle Market Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)777-0102

Date of fiscal year end: April 30

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

FORM N-Q

JANUARY 31, 2015

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 94.2%
CONSUMER DISCRETIONARY - 24.0%
Diversified Consumer Services - 0.7%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	1,000,000		$1,035,000

Hotels, Restaurants & Leisure - 6.7%
24 Hour Holdings III LLC, Senior Notes	8.000%	6/1/22	1,000,000		820,000	(a)
Bossier Casino Venture Holdco Inc.	11.000%	2/9/18	93,310		91,070	(a)(b)(c)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,750,000		1,710,625
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	290,000		293,625	(a)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes	9.250%	11/30/20	1,881,488		1,815,636	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	1,500,000		1,552,500	(a)
Mastro’s Restaurants LLC/RRG Finance Corp., Senior Secured Notes	12.000%	6/1/17	1,493,375		1,687,514	(a)
MTR Gaming Group Inc., Secured Notes	11.500%	8/1/19	2,000,000		2,175,000

Total Hotels, Restaurants & Leisure					10,145,970

Household Durables - 2.4%
APX Group Inc., Senior Notes	8.750%	12/1/20	4,000,000		3,280,000	(d)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	380,000		385,700

Total Household Durables					3,665,700

Leisure Products - 0.8%
Cirsa Funding Luxembourg SA, Senior Notes	8.750%	5/15/18	1,000,000	EUR	1,166,725	(a)

Media - 5.9%
American Media Inc., Senior Secured Notes	11.500%	12/15/17	3,000,000		3,116,250	(d)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	370,000		323,287
MediaNews Group Inc.	12.000%	12/24/18	2,700,000		2,700,000	(b)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,053,125		1,042,594	(a)(e)
Visant Corp., Senior Notes	10.000%	10/1/17	2,000,000		1,705,000	(d)

Total Media					8,887,131

Specialty Retail - 4.8%
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	2,000,000	EUR	1,812,700	(a)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	190,000	EUR	174,229	(f)
GRD Holdings III Corp., Senior Secured Notes	10.750%	6/1/19	1,500,000		1,642,500	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	2,500,000		2,718,750	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	1,000,000		1,017,500	(a)(e)

Total Specialty Retail					7,365,679

Textiles, Apparel & Luxury Goods - 2.7%
Chinos Intermediate Holdings A Inc., Senior Notes	7.750%	5/1/19	1,000,000		847,500	(a)(e)
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	4,000,000		3,200,000	(a)

Total Textiles, Apparel & Luxury Goods					4,047,500

TOTAL CONSUMER DISCRETIONARY					36,313,705

CONSUMER STAPLES - 3.8%
Beverages - 1.5%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,820,000		1,756,300	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	420,000		484,575	(a)

Total Beverages					2,240,875

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Food & Staples Retailing - 1.5%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	2,370,000		$2,218,913	(a)

Food Products - 0.3%
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	530,000		515,425	(a)

Tobacco - 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,000,000		840,000

TOTAL CONSUMER STAPLES					5,815,213

ENERGY - 11.0%
Energy Equipment & Services - 1.7%
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	1,000,000		354,375	(a)
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	2,540,000		2,260,600	(a)

Total Energy Equipment & Services					2,614,975

Oil, Gas & Consumable Fuels - 9.3%
Armstrong Energy Inc., Senior Secured Notes	11.750%	12/15/19	2,000,000		1,905,000	(d)
Gastar Exploration Inc., Senior Secured Notes	8.625%	5/15/18	2,000,000		1,680,000
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,500,000		1,140,000	(a)
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,000,000		670,000	(c)
Iracore International Holdings Inc., Senior Secured Notes	9.500%	6/1/18	1,500,000		915,000	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	3,500,000		2,590,000
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	780,000		750,594	(d)
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	11.750%	5/15/19	2,000,000		1,380,000
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	3,000,000		405,000
Samson Investment Co., Senior Notes	9.750%	2/15/20	1,000,000		315,000
Saratoga Resources Inc., Senior Secured Notes	12.500%	7/1/16	1,000,000		315,000
Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes	10.750%	2/1/18	2,000,000		2,055,000	(d)

Total Oil, Gas & Consumable Fuels					14,120,594

TOTAL ENERGY					16,735,569

FINANCIALS - 2.8%
Banks - 0.5%
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	830,000	AUD	753,483	(f)(g)

Consumer Finance - 2.3%
Stearns Holdings Inc., Senior Secured Notes	9.375%	8/15/20	1,770,000		1,747,875	(a)(d)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,275,000		1,740,375	(a)

Total Consumer Finance					3,488,250

TOTAL FINANCIALS					4,241,733

HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 1.4%
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	2,130,000		2,031,487

Health Care Providers & Services - 5.1%
DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes	9.750%	10/15/17	1,000,000		985,000
ExamWorks Group Inc., Senior Notes	9.000%	7/15/19	3,600,000		3,834,000
MedImpact Holdings Inc., Senior Secured Notes	10.500%	2/1/18	2,000,000		2,090,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,000,000	$880,000

Total Health Care Providers & Services				7,789,000

TOTAL HEALTH CARE				9,820,487

INDUSTRIALS - 23.7%
Aerospace & Defense - 2.4%
Erickson Inc., Secured Notes	8.250%	5/1/20	1,775,000	1,606,375	(d)
Heligear Acquisition Co., Senior Secured Bonds	10.250%	10/15/19	2,000,000	1,961,250	(a)(c)

Total Aerospace & Defense				3,567,625

Building Products - 1.4%
U.S. Concrete Inc., Senior Secured Notes	8.500%	12/1/18	2,000,000	2,125,000	(d)

Commercial Services & Supplies - 3.1%
Cenveo Corp., Senior Notes	11.500%	5/15/17	2,000,000	1,950,000	(d)
Garda World Security Corp., Senior Notes	7.250%	11/15/21	1,800,000	1,764,000	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,050,000	981,750	(d)

Total Commercial Services & Supplies				4,695,750

Construction & Engineering - 6.0%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	1,690,000	1,738,587	(a)(d)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	1,500,000	1,500,000	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,750,000	1,706,250	(a)(e)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,070,000	1,043,250	(a)(d)
Modular Space Corp., Secured Notes	10.250%	1/31/19	4,400,000	3,102,000	(a)(d)

Total Construction & Engineering				9,090,087

Electrical Equipment - 1.3%
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	2,000,000	1,981,250	(a)(e)

Machinery - 0.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	420,000	446,250	(a)(d)

Marine - 2.4%
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	1,960,000	1,967,350	(c)
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,740,000	1,657,350	(a)

Total Marine				3,624,700

Road & Rail - 2.0%
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	630,000	617,400	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	320,000	316,800	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	9.250%	6/1/20	2,000,000	2,075,000	(a)

Total Road & Rail				3,009,200

Trading Companies & Distributors - 0.9%
Light Tower Rentals Inc., Senior Secured Notes	8.125%	8/1/19	2,060,000	1,436,850	(a)

Transportation - 3.9%
CMA CGM, Senior Notes	8.500%	4/15/17	2,500,000	2,556,500	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	2,500,000	2,525,000	(a)(e)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Transportation - (continued)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	1,000,000	$900,000	(a)

Total Transportation				5,981,500

TOTAL INDUSTRIALS				35,958,212

INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment, Instruments & Components - 2.7%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	2,040,000	2,055,300
KEMET Corp., Senior Secured Notes	10.500%	5/1/18	2,000,000	2,030,000

Total Electronic Equipment, Instruments & Components				4,085,300

Internet Software & Services - 1.3%
Ancestry.com Inc., Senior Notes	9.625%	10/15/18	2,000,000	1,890,000	(a)(d)(e)

TOTAL INFORMATION TECHNOLOGY				5,975,300

MATERIALS - 17.0%
Chemicals - 2.7%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	250,000	252,500	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,030,000	983,650	(a)(e)
Jac Holding Corp., Senior Secured Notes	11.500%	10/1/19	2,820,000	2,890,500	(a)

Total Chemicals				4,126,650

Construction Materials - 0.3%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	430,000	419,250	(a)(d)

Containers & Packaging - 1.9%
Consolidated Container Co., LLC/Consolidated Container Capital Inc., Senior Notes	10.125%	7/15/20	1,250,000	1,081,250	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	750,000	750,000	(d)
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	990,000	988,763	(a)(d)

Total Containers & Packaging				2,820,013

Metals & Mining - 10.9%
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	2,390,000	2,282,450	(a)(d)
JW Aluminum Co., Senior Secured Notes	11.500%	11/15/17	3,517,500	3,570,262	(a)(d)
Magnetation LLC/Mag Finance Corp., Senior Secured Notes	11.000%	5/15/18	1,630,000	1,158,319	(a)(d)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	25,316	0	(b)(c)(h)
Noranda Aluminum Acquisition Corp., Senior Notes	11.000%	6/1/19	3,200,000	3,152,000	(d)
Optima Specialty Steel Inc., Senior Secured Notes	12.500%	12/15/16	1,000,000	1,041,250	(a)(d)
Permian Holdings Inc., Senior Secured Notes	10.500%	1/15/18	1,750,000	1,163,750	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Notes	11.250%	10/15/18	1,337,000	1,417,220	(d)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	1,200,000	966,000	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	2,000,000	1,825,000	(d)

Total Metals & Mining				16,576,251

Paper & Forest Products - 1.2%
Appvion Inc., Secured Notes	9.000%	6/1/20	1,160,000	793,150	(a)(d)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	1,000,000	982,500

Total Paper & Forest Products				1,775,650

TOTAL MATERIALS				25,717,814

UTILITIES - 1.4%
Independent Power and Renewable Electricity Producers - 1.4%
First Wind Holdings Inc., Senior Secured Notes	10.250%	6/1/18	310,000	330,538	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	1,705,015	1,832,891

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TOTAL UTILITIES				$2,163,429

TOTAL CORPORATE BONDS & NOTES (Cost - $156,611,560)				142,741,462

CONVERTIBLE BONDS & NOTES - 0.6%
MATERIALS - 0.6%
Metals & Mining - 0.6%
Mirabela Nickel Ltd., Senior Secured Bonds (Cost - $1,180,532)	9.500%	6/24/19	1,180,532	926,718	(a)(c)(e)

SENIOR LOANS - 13.2%
CONSUMER DISCRETIONARY - 2.8%
Hotels, Restaurants & Leisure - 1.3%
AP Gaming I LLC, USD Term Loan B	9.250%	12/21/20	1,980,000	1,975,050	(i)(j)

Media - 0.7%
AP NMT Acquisition BV, USD Second Lien Term Loan	10.000%	8/13/22	550,000	528,000	(i)(j)
Lee Enterprises Inc., Term Loan	7.250%	3/31/19	580,300	578,849	(i)(j)

Total Media				1,106,849

Textiles, Apparel & Luxury Goods - 0.8%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	1,260,000	1,163,400	(i)(j)

TOTAL CONSUMER DISCRETIONARY				4,245,299

CONSUMER STAPLES - 3.9%
Food Products - 3.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	1,500,000	1,481,250	(i)(j)
CPM Acquisition Corp., Second Lien Term Loan	10.250%	3/1/18	1,500,000	1,507,500	(i)(j)
CSM Bakery Solutions LLC, Second Lien Term Loan	8.750%	7/3/21	1,710,000	1,637,325	(i)(j)

Total Food Products				4,626,075

Household Products - 0.8%
WNA Holdings Inc., USD Second Lien Term Loan	8.500%	12/7/20	1,270,000	1,235,075	(i)(j)

TOTAL CONSUMER STAPLES				5,861,150

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Arch Coal Inc., Term Loan B	6.250%	5/16/18	1,994,897	1,448,794	(i)(j)
Bowie Resource Holdings LLC, Second Lien Delayed Draw Term Loan	11.750%	2/16/21	1,560,000	1,505,400	(i)(j)

TOTAL ENERGY				2,954,194

HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
CRC Health Corp., Second Lien Term Loan	9.000%	9/28/21	1,450,000	1,489,875	(i)(j)

INDUSTRIALS - 2.6%
Aerospace & Defense - 0.6%
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	1,000,000	965,000	(i)(j)

Transportation - 2.0%
Commercial Barge Line Co., Second Lien Term Loan	10.750%	3/22/20	3,000,000	3,000,000	(i)(j)

TOTAL INDUSTRIALS				3,965,000

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Allflex Holdings III Inc., New Second Lien Term Loan	8.000%	7/19/21	1,000,000	992,500	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.3%
Containers & Packaging - 0.3%
Hilex Poly Co., LLC, Second Lien Term Loan	9.750%	5/22/22	520,000	$513,825	(i)(j)

TOTAL SENIOR LOANS (Cost - $20,320,514)				20,021,843

			SHARES
COMMON STOCKS - 1.7%
HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
Physiotherapy Associates Holdings Inc.			30,000	2,490,000	*(b)(c)

MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd.			5,022,817	112,682	*(b)(c)

TOTAL COMMON STOCKS (Cost - $3,164,365)				2,602,682

PREFERRED STOCKS - 1.3%
INDUSTRIALS - 1.3%
Trading Companies & Distributors - 1.3%
General Finance Corp. (Cost - $1,996,875)	8.125%		79,875	2,024,831

TOTAL INVESTMENTS - 111.0% (Cost - $183,273,846#)				168,317,536
Liabilities in Excess of Other Assets - (11.0)%				(16,738,062)

TOTAL NET ASSETS - 100.0%				$151,579,474

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Illiquid security.

(d)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(f)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(h)	Value is less than $1.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Debt Fund Inc. (the “Fund”) was incorporated in Maryland on July 23, 2012 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets, which are the net assets of the Fund plus the principal amount of any borrowings, in below-investment-grade debt securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. It is anticipated that the Fund will terminate on or before December 31, 2020. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$33,522,635	$2,791,070		$36,313,705
Materials	—	25,717,814	0	*	25,717,814
Other corporate bonds & notes	—	80,709,943	—		80,709,943
Convertible bonds & notes	—	926,718	—		926,718
Senior loans	—	20,021,843	—		20,021,843
Common Stocks:
Health care	—	—	2,490,000		2,490,000
Materials	—	—	112,682		112,682
Preferred stocks	$2,024,831	—	—		2,024,831

Total investments	$2,024,831	$160,898,953	$5,393,752		$168,317,536

Other financial instruments:
Forward foreign currency contracts	—	$359,281	—		$359,281

Total	$2,024,831	$161,258,234	$5,393,752		$168,676,817

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$210	—		$210

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES			COMMON STOCKS
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	MATERIALS		HEALTH CARE	MATERIALS	TOTAL
Balance as of April 30, 2014	$2,700,000	$132,500		$1,440,000	—	$4,272,500
Accrued premiums/discounts	—	9,877		—	—	9,877
Realized gain (loss)	—	897		—	—	897
Change in unrealized appreciation (depreciation)[1]	(2,239)	(10,774)		1,050,000	$(313,391)	723,596
Purchases	93,309	0	*	—	426,073	519,382
Sales	—	(132,500)		—	—	(132,500)
Transfers into Level 3	—	—		—	—	—
Transfers out of Level 3	—	—		—	—	—

Balance as of January 31, 2015	$2,791,070	$0	*	$2,490,000	$112,682	$5,393,752

Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2015[1]	$(2,239)	—		$1,050,000	$(313,391)	$734,370

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 1/31/15 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/ Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$2,490	Market Approach	EBITDA Multiple	8.5X	Increase

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,290,093
Gross unrealized depreciation	(17,246,403)

Net unrealized depreciation	$(14,956,310)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	34,186	USD	38,843	HSBC Bank USA, N.A.	2/13/15	$(210)
USD	3,666,454	EUR	2,926,444	HSBC Bank USA, N.A.	2/13/15	359,281

Total						$359,071

Abbreviations used in this table :

EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Debt Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 19, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 19, 2015